Retail Credit Facilitation Service Fees - Summary of Retail Credit Facilitation Service Fees (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of retail credit facilitation service fees [line items]
Retail credit facilitation service fees	¥ 39,456,904	¥ 39,324,848	¥ 29,575,994
Loan facilitation service [member]
Disclosure of retail credit facilitation service fees [line items]
Retail credit facilitation service fees	7,141,725	9,716,401	8,295,490
Post origination service [member]
Disclosure of retail credit facilitation service fees [line items]
Retail credit facilitation service fees	¥ 32,315,179	¥ 29,608,447	¥ 21,280,504